Property and Equipment, net (Tables)	6 Months Ended
Jun. 30, 2026
Property and Equipment, net [Abstract]
Schedule of Property and Equipment
Property and
Equipment
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2025 $ 36,331 $ (8,483) $ 27,848
- Additions in property and equipment 1,822 - 1,822
- Depreciation for the period - (505) (505)
Balance, June 30, 2026 $ 38,153 $ (8,988) $ 29,165